Risk/Return Detail Data - FidelitySystematicMunicipalBondIndexETF-PRO - USD ($)			12 Months Ended						60 Months Ended	72 Months Ended
		Oct. 30, 2025	Oct. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 30, 2025	Oct. 30, 2025
FidelitySystematicMunicipalBondIndexETF-PRO | Fidelity Systematic Municipal Bond Index ETF | Fidelity Systematic Municipal Bond Index ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.05%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):	[1]	0.00%
Expenses (as a percentage of Assets)		0.05%
Expense Example, with Redemption, 1 Year		$ 5
Expense Example, with Redemption, 3 Years		16
Expense Example, with Redemption, 5 Years		28
Expense Example, with Redemption, 10 Years		$ 64
Annual Return, Inception Date		Jul. 11, 2019
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			1.30%						0.29%	0.47%	[2]
Annual Return [Percent]				1.30%	5.92%	(9.42%)	1.27%	3.10%
FidelitySystematicMunicipalBondIndexETF-PRO | Fidelity Systematic Municipal Bond Index ETF
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Systematic Municipal Bond Index ETF
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Systematic Municipal Bond Index ETF seeks to provide a high current yield exempt from federal income tax.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 69 % of the average value of its portfolio.
Portfolio Turnover, Rate		69.00%
Other Expenses, New Fund, Based on Estimates [Text]		Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax (but may be subject to the federal alternative minimum tax). Normally investing at least 80% of assets in securities included in the Fidelity Systematic U.S. Municipal Bond IndexSM, which aims to increase exposure to municipal bonds with higher risk-adjusted performance and liquidity characteristics relative to traditional market-capitalization weighted U.S. investment grade municipal bond indices. The Fidelity Systematic U.S. Municipal Bond Index SM is constructed using Fidelity's rules-based proprietary index methodology. The universe of securities includes U.S. dollar-denominated investment-grade tax-exempt debt publicly issued in the domestic market by U.S. states and territories, and their political subdivisions, that meet specific criteria such as issue size, deal size and maturity. Mandatory put or mandatory tender securities, as well as original issue zero-coupon bonds, are included in the universe. Floating rate bonds, derivatives, secondarily insured securities, Rule 144A securities, securities in legal default, securities issued under the municipal liquidity facility, or a municipal commercial paper program, and limited offering securities are excluded from the universe. Index constituents are not market capitalization weighted; instead each constituent's weight is determined by its characteristics such as credit quality, issue size, and maturity - aiming for higher risk-adjusted performance at the index level. Additionally, exposure is balanced across maturity buckets to ensure the index's overall duration is similar to traditional indices. Using statistical sampling techniques based on duration, maturity, interest rate sensitivity, security structure, and credit quality to attempt to replicate the returns of the Fidelity Systematic U.S. Municipal Bond IndexSM using a smaller number of securities.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		Effective April 4, 2025, Fidelity® Municipal Bond Index Fund ("Predecessor Fund") was reorganized into Fidelity® Systematic Municipal Bond Index ETF ("Reorganization"). The Predecessor Fund is designated as the accounting survivor in the Reorganization. Therefore, Fidelity® Systematic Municipal Bond Index ETF has assumed the Predecessor Fund's historical performance and the performance information shown below for periods prior to April 4, 2025, reflects that of the Predecessor Fund. The performance of the Predecessor Fund has not been restated to reflect the annual operating expenses of Fidelity® Systematic Municipal Bond Index ETF, which are lower than those of the Predecessor Fund. Past performance may have been different if Fidelity® Systematic Municipal Bond Index ETF's current fee structure had been in place during the period. The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the Predecessor Fund's shares from year to year and compares the performance of the Predecessor Fund's shares to the performance of the Bloomberg Municipal Bond Index. The Predecessor Fund had a principal investment strategy attempting to replicate the performance of the Bloomberg Municipal Bond Index whereas Fidelity® Systematic Municipal Bond Index ETF has a principal investment strategy to attempt to replicate the performance of the Fidelity Systematic U.S. Municipal Bond Index SM . As a result, the Predecessor Fund's historical performance may not represent Fidelity® Systematic Municipal Bond Index ETF's current principal investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Availability Website Address [Text]		www.fidelity.com
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		2.20%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		7.70%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2022
Lowest Quarterly Return		(6.14%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySystematicMunicipalBondIndexETF-PRO | Fidelity Systematic Municipal Bond Index ETF | After Taxes on Distributions | Fidelity Systematic Municipal Bond Index ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			1.30%						0.29%	0.47%	[2]
FidelitySystematicMunicipalBondIndexETF-PRO | Fidelity Systematic Municipal Bond Index ETF | After Taxes on Distributions and Sales | Fidelity Systematic Municipal Bond Index ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.82%						0.67%	0.81%	[2]
FidelitySystematicMunicipalBondIndexETF-PRO | Fidelity Systematic Municipal Bond Index ETF | LB015
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg Municipal Bond Index
Average Annual Return, Percent			1.05%						0.99%	1.26%
Document Type		485BPOS
Registrant Name		Fidelity Merrimack Street Trust

[1]	A Based on estimated amounts for the current fiscal year.
[2]	A From July 11, 2019 .